Distribution Date:	01/18/24	Morgan Stanley Capital I Trust 2019-H7
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2019-H7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61771MAS9	2.327000%	19,200,000.00	2,604,755.52	414,057.48	5,051.06	0.00	0.00	419,108.54	2,190,698.04	22.13%	21.63%
A-2	61771MAT7	2.492000%	29,900,000.00	29,900,000.00	0.00	62,092.33	0.00	0.00	62,092.33	29,900,000.00	22.13%	21.63%
A-SB	61771MAU4	3.171000%	26,600,000.00	26,600,000.00	0.00	70,290.50	0.00	0.00	70,290.50	26,600,000.00	22.13%	21.63%
A-3	61771MAV2	3.005000%	205,000,000.00	205,000,000.00	0.00	513,354.17	0.00	0.00	513,354.17	205,000,000.00	22.13%	21.63%
A-4	61771MAW0	3.261000%	242,191,000.00	242,191,000.00	0.00	658,154.04	0.00	0.00	658,154.04	242,191,000.00	22.13%	21.63%
A-S	61771MAZ3	3.524000%	62,560,000.00	62,560,000.00	0.00	183,717.87	0.00	0.00	183,717.87	62,560,000.00	22.13%	21.63%
B	61771MBA7	3.725000%	33,614,000.00	33,614,000.00	0.00	104,343.46	0.00	0.00	104,343.46	33,614,000.00	17.52%	17.13%
C	61771MBB5	4.128000%	34,549,000.00	34,549,000.00	0.00	118,848.56	0.00	0.00	118,848.56	34,549,000.00	12.79%	12.50%
D	61771MAC4	3.000000%	15,873,000.00	15,873,000.00	0.00	39,682.50	0.00	0.00	39,682.50	15,873,000.00	10.62%	10.38%
E-RR	61771MAF7	4.538913%	22,410,000.00	22,410,000.00	0.00	84,764.21	0.00	0.00	84,764.21	22,410,000.00	7.55%	7.38%
F-RR	61771MAH3	4.538913%	17,741,000.00	17,741,000.00	0.00	67,104.05	0.00	0.00	67,104.05	17,741,000.00	5.12%	5.00%
G-RR	61771MAK6	4.538913%	8,403,000.00	8,403,000.00	0.00	31,783.74	0.00	0.00	31,783.74	8,403,000.00	3.97%	3.88%
H-RR	61771MAM2	4.538913%	28,946,514.00	28,946,514.00	0.00	104,383.60	0.00	0.00	104,383.60	28,946,514.00	0.00%	0.00%
V	61771MAP5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61771MAQ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			746,987,514.00	730,392,269.52	414,057.48	2,043,570.09	0.00	0.00	2,457,627.57	729,978,212.04

X-A	61771MAX8	1.436516%	522,891,000.00	506,295,755.52	0.00	606,085.01	0.00	0.00	606,085.01	505,881,698.04
X-B	61771MAY6	0.803596%	130,723,000.00	130,723,000.00	0.00	87,540.42	0.00	0.00	87,540.42	130,723,000.00
X-D	61771MAA8	1.538913%	15,873,000.00	15,873,000.00	0.00	20,355.98	0.00	0.00	20,355.98	15,873,000.00
Notional SubTotal			669,487,000.00	652,891,755.52	0.00	713,981.41	0.00	0.00	713,981.41	652,477,698.04

Deal Distribution Total					414,057.48	2,757,551.50	0.00	0.00	3,171,608.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61771MAS9	135.66435000	21.56549375	0.26307604	0.00000000	0.00000000	0.00000000	0.00000000	21.82856979	114.09885625
A-2	61771MAT7	1,000.00000000	0.00000000	2.07666656	0.00000000	0.00000000	0.00000000	0.00000000	2.07666656	1,000.00000000
A-SB	61771MAU4	1,000.00000000	0.00000000	2.64250000	0.00000000	0.00000000	0.00000000	0.00000000	2.64250000	1,000.00000000
A-3	61771MAV2	1,000.00000000	0.00000000	2.50416668	0.00000000	0.00000000	0.00000000	0.00000000	2.50416668	1,000.00000000
A-4	61771MAW0	1,000.00000000	0.00000000	2.71749999	0.00000000	0.00000000	0.00000000	0.00000000	2.71749999	1,000.00000000
A-S	61771MAZ3	1,000.00000000	0.00000000	2.93666672	0.00000000	0.00000000	0.00000000	0.00000000	2.93666672	1,000.00000000
B	61771MBA7	1,000.00000000	0.00000000	3.10416672	0.00000000	0.00000000	0.00000000	0.00000000	3.10416672	1,000.00000000
C	61771MBB5	1,000.00000000	0.00000000	3.44000000	0.00000000	0.00000000	0.00000000	0.00000000	3.44000000	1,000.00000000
D	61771MAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61771MAF7	1,000.00000000	0.00000000	3.78242793	0.00000000	0.00000000	0.00000000	0.00000000	3.78242793	1,000.00000000
F-RR	61771MAH3	1,000.00000000	0.00000000	3.78242771	0.00000000	0.00000000	0.00000000	0.00000000	3.78242771	1,000.00000000
G-RR	61771MAK6	1,000.00000000	0.00000000	3.78242770	0.00000000	0.00000000	0.00000000	0.00000000	3.78242770	1,000.00000000
H-RR	61771MAM2	1,000.00000000	0.00000000	3.60608535	0.17634248	7.35761722	0.00000000	0.00000000	3.60608535	1,000.00000000
V	61771MAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61771MAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61771MAX8	968.26251651	0.00000000	1.15910392	0.00000000	0.00000000	0.00000000	0.00000000	1.15910392	967.47065457
X-B	61771MAY6	1,000.00000000	0.00000000	0.66966349	0.00000000	0.00000000	0.00000000	0.00000000	0.66966349	1,000.00000000
X-D	61771MAA8	1,000.00000000	0.00000000	1.28242802	0.00000000	0.00000000	0.00000000	0.00000000	1.28242802	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/23 - 12/30/23	30	0.00	5,051.06	0.00	5,051.06	0.00	0.00	0.00	5,051.06	0.00
A-2	12/01/23 - 12/30/23	30	0.00	62,092.33	0.00	62,092.33	0.00	0.00	0.00	62,092.33	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	70,290.50	0.00	70,290.50	0.00	0.00	0.00	70,290.50	0.00
A-3	12/01/23 - 12/30/23	30	0.00	513,354.17	0.00	513,354.17	0.00	0.00	0.00	513,354.17	0.00
A-4	12/01/23 - 12/30/23	30	0.00	658,154.04	0.00	658,154.04	0.00	0.00	0.00	658,154.04	0.00
X-A	12/01/23 - 12/30/23	30	0.00	606,085.01	0.00	606,085.01	0.00	0.00	0.00	606,085.01	0.00
X-B	12/01/23 - 12/30/23	30	0.00	87,540.42	0.00	87,540.42	0.00	0.00	0.00	87,540.42	0.00
X-D	12/01/23 - 12/30/23	30	0.00	20,355.98	0.00	20,355.98	0.00	0.00	0.00	20,355.98	0.00
A-S	12/01/23 - 12/30/23	30	0.00	183,717.87	0.00	183,717.87	0.00	0.00	0.00	183,717.87	0.00
B	12/01/23 - 12/30/23	30	0.00	104,343.46	0.00	104,343.46	0.00	0.00	0.00	104,343.46	0.00
C	12/01/23 - 12/30/23	30	0.00	118,848.56	0.00	118,848.56	0.00	0.00	0.00	118,848.56	0.00
D	12/01/23 - 12/30/23	30	0.00	39,682.50	0.00	39,682.50	0.00	0.00	0.00	39,682.50	0.00
E-RR	12/01/23 - 12/30/23	30	0.00	84,764.21	0.00	84,764.21	0.00	0.00	0.00	84,764.21	0.00
F-RR	12/01/23 - 12/30/23	30	0.00	67,104.05	0.00	67,104.05	0.00	0.00	0.00	67,104.05	0.00
G-RR	12/01/23 - 12/30/23	30	0.00	31,783.74	0.00	31,783.74	0.00	0.00	0.00	31,783.74	0.00
H-RR	12/01/23 - 12/30/23	30	207,089.57	109,488.10	0.00	109,488.10	5,104.50	0.00	0.00	104,383.60	212,977.37
Totals			207,089.57	2,762,656.00	0.00	2,762,656.00	5,104.50	0.00	0.00	2,757,551.50	212,977.37

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	Additional Information
Total Available Distribution Amount (1)	3,171,608.98
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,776,347.27	Master Servicing Fee	6,100.06
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,899.54
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	314.47
ARD Interest	0.00	Operating Advisor Fee	1,257.90
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	119.31
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,776,347.27	Total Fees	13,691.28

Principal		Expenses/Reimbursements
Scheduled Principal	414,057.48	Reimbursement for Interest on Advances	54.61
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,549.89
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	414,057.48	Total Expenses/Reimbursements	5,104.50

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,757,551.50
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	414,057.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,171,608.98
Total Funds Collected	3,190,404.75	Total Funds Distributed	3,190,404.76

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	730,392,270.02	730,392,270.02	Beginning Certificate Balance	730,392,269.52
(-) Scheduled Principal Collections	414,057.48	414,057.48	(-) Principal Distributions	414,057.48
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	729,978,212.54	729,978,212.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	730,722,131.05	730,722,131.05	Ending Certificate Balance	729,978,212.04
Ending Actual Collateral Balance	730,293,962.84	730,293,962.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.50)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.50)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	21,568,794.05	2.95%	6	4.8519	NAP	Defeased	2	21,568,794.05	2.95%	6	4.8519	NAP
10,000,000 or less	28	168,753,531.65	23.12%	62	4.7343	1.912301	1.40 or less	12	132,878,335.18	18.20%	65	4.8594	0.923964
10,000,001.00 to 20,000,000	16	229,242,839.79	31.40%	65	4.5146	1.681195	1.41 to 1.60	9	75,141,127.77	10.29%	66	4.8576	1.518092
20,000,001.00 to 30,000,000	7	175,413,047.05	24.03%	65	4.3349	2.090149	1.61 to 1.80	4	73,303,978.45	10.04%	59	4.6501	1.713535
30,000,001.00 to 40,000,000	2	75,000,000.00	10.27%	64	3.9848	2.456000	1.81 to 2.00	3	21,568,990.86	2.95%	65	5.0245	1.906838
40,000,001.00 to greater	1	60,000,000.00	8.22%	66	3.7408	2.710000	2.01 to 2.20	7	75,377,976.67	10.33%	65	4.4726	2.079015
Totals	56	729,978,212.54	100.00%	63	4.4141	2.000474	2.21 or greater	19	330,139,009.56	45.23%	65	3.9997	2.608760
							Totals	56	729,978,212.54	100.00%	63	4.4141	2.000474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	21,568,794.05	2.95%	6	4.8519	NAP
							Defeased	2	21,568,794.05	2.95%	6	4.8519	NAP
Arizona	2	12,500,000.00	1.71%	66	4.0780	2.555000
							Industrial	8	84,683,682.90	11.60%	65	4.3437	2.048414
California	17	101,622,857.74	13.92%	64	4.1911	2.362523
							Lodging	18	137,170,715.80	18.79%	65	4.7471	1.606932
Connecticut	1	3,550,000.00	0.49%	65	4.3100	2.720000
							Mixed Use	8	67,815,990.86	9.29%	66	4.8080	1.536816
Florida	5	46,522,240.82	6.37%	55	4.7648	2.116470
							Multi-Family	8	84,547,878.50	11.58%	64	4.1531	2.272328
Georgia	3	57,145,687.99	7.83%	66	4.5776	1.512599
							Office	7	85,548,649.62	11.72%	59	4.4032	1.642996
Illinois	2	27,500,000.00	3.77%	65	4.2144	2.284000
							Retail	29	245,912,478.92	33.69%	65	4.1980	2.385889
Indiana	2	10,374,437.60	1.42%	66	4.9151	1.991597
							Self Storage	1	2,730,022.20	0.37%	65	4.5200	1.480000
Louisiana	1	15,608,044.71	2.14%	65	4.5500	1.030000
							Totals	81	729,978,212.54	100.00%	63	4.4141	2.000474
Maryland	2	11,541,181.07	1.58%	65	4.3286	2.438848

Michigan	1	3,890,840.44	0.53%	65	5.1000	1.420000

Missouri	2	12,941,913.62	1.77%	66	4.7107	1.467903

Nevada	2	75,900,000.00	10.40%	66	3.7670	2.664137

New Jersey	2	28,823,932.13	3.95%	65	4.7696	0.559971

New York	25	190,804,797.89	26.14%	65	4.4839	1.895822

North Carolina	3	34,434,126.59	4.72%	66	4.4374	1.884708

Ohio	1	2,730,022.20	0.37%	65	4.5200	1.480000

Pennsylvania	1	1,285,167.44	0.18%	66	4.5500	2.030000

Texas	4	51,637,546.15	7.07%	65	4.4363	2.178799

Washington	1	6,351,075.50	0.87%	65	4.9900	1.170000

West Virginia	1	3,356,519.82	0.46%	65	4.0200	2.190000

Wisconsin	1	9,889,027.09	1.35%	65	4.9800	2.410000

Totals	81	729,978,212.54	100.00%	63	4.4141	2.000474

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	21,568,794.05	2.95%	6	4.8519	NAP	Defeased	2	21,568,794.05	2.95%	6	4.8519	NAP
	4.4999% or less	22	371,198,258.05	50.85%	65	3.9774	2.435805	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	20	257,730,895.50	35.31%	66	4.7012	1.506287	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	12	79,480,264.94	10.89%	59	5.4043	1.625125	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	729,978,212.54	100.00%	63	4.4141	2.000474	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	54	708,409,418.49	97.05%	65	4.4008	2.006677
								Totals	56	729,978,212.54	100.00%	63	4.4141	2.000474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	21,568,794.05	2.95%	6	4.8519	NAP	Defeased	2	21,568,794.05	2.95%	6	4.8519	NAP
	60 months or less	1	8,059,359.51	1.10%	5	5.4000	1.670000	Interest Only	27	426,298,750.00	58.40%	65	4.2150	2.256554
	61 months or greater	53	700,350,058.98	95.94%	65	4.3893	2.010551	300 months or less	2	10,320,500.16	1.41%	64	5.5179	1.955383
	Totals	56	729,978,212.54	100.00%	63	4.4141	2.000474	301 months or greater	25	271,790,168.33	37.23%	63	4.6497	1.616697
								Totals	56	729,978,212.54	100.00%	63	4.4141	2.000474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	28,059,359.51	3.84%	48	4.2382	2.617990			No outstanding loans in this group
	Totals	56	729,978,212.54	100.00%	63	4.4141	2.000474

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A11	30316448	RT	Las Vegas	NV	Actual/360	3.741%	193,274.67	0.00	0.00	N/A	07/01/29	--	60,000,000.00	60,000,000.00	01/01/24
1A16	30316453				Actual/360	3.741%	32,212.44	0.00	0.00	N/A	07/01/29	--	10,000,000.00	10,000,000.00	01/01/24
2A1	30316207	Various Various		CA	Actual/360	4.059%	139,810.00	0.00	0.00	N/A	05/06/29	--	40,000,000.00	40,000,000.00	01/06/24
2A5	30316211				Actual/360	4.059%	69,905.00	0.00	0.00	N/A	05/06/29	--	20,000,000.00	20,000,000.00	01/06/24
3A1	30316472	LO	Atlanta	GA	Actual/360	4.590%	109,959.69	43,654.38	0.00	N/A	07/06/29	--	27,820,288.61	27,776,634.23	01/06/24
3A3	30316474				Actual/360	4.590%	54,979.84	21,827.20	0.00	N/A	07/06/29	--	13,910,144.00	13,888,316.80	01/06/24
4	30316478	MF	Brooklyn	NY	Actual/360	3.900%	117,541.67	0.00	0.00	N/A	06/06/29	--	35,000,000.00	35,000,000.00	01/06/24
5	30316480	LO	Various	Various	Actual/360	4.550%	103,493.35	41,759.90	0.00	N/A	07/06/29	--	26,414,466.75	26,372,706.85	01/06/24
6	30503194	MU	New York	NY	Actual/360	4.820%	116,215.56	0.00	0.00	N/A	07/06/29	--	28,000,000.00	28,000,000.00	01/06/24
7	30316483	MF	Long Island City	NY	Actual/360	3.784%	82,191.31	38,723.87	0.00	N/A	04/01/29	--	25,222,761.93	25,184,038.06	01/01/24
8	30316484	IN	Durham	NC	Actual/360	4.500%	91,517.25	37,687.50	0.00	N/A	07/06/29	--	23,617,355.41	23,579,667.91	01/06/24
9	30316485	OF	Culver City	CA	Actual/360	3.905%	78,181.35	0.00	0.00	N/A	07/06/29	--	23,250,000.00	23,250,000.00	01/06/24
10	30316486	RT	Dallas	TX	Actual/360	4.035%	73,834.90	0.00	0.00	N/A	06/01/29	--	21,250,000.00	21,250,000.00	01/01/24
11	30316487	IN	Various	FL	Actual/360	3.770%	64,927.78	0.00	0.00	N/A	07/06/29	--	20,000,000.00	20,000,000.00	01/06/24
12	30316219	IN	Niles	IL	Actual/360	4.232%	60,129.67	0.00	0.00	06/01/29	05/01/30	--	16,500,000.00	16,500,000.00	01/01/24
13	30316488	LO	Princeton	NJ	Actual/360	4.760%	61,341.38	22,740.91	0.00	N/A	07/06/29	--	14,965,368.82	14,942,627.91	01/06/24
14	30316489	LO	Metairie	LA	Actual/360	4.550%	61,232.77	20,312.91	0.00	N/A	06/01/29	--	15,628,357.62	15,608,044.71	01/01/24
15	30316490	MU	New York	NY	Actual/360	4.450%	60,927.92	0.00	0.00	N/A	07/06/29	--	15,900,000.00	15,900,000.00	01/06/24
16	30316491	RT	New Braunfels	TX	Actual/360	4.670%	60,608.49	18,984.28	0.00	N/A	07/06/29	--	15,071,530.43	15,052,546.15	01/06/24
17	30316492	OF	Princeton	NJ	Actual/360	4.780%	57,224.64	21,293.93	0.00	N/A	05/06/29	--	13,902,598.15	13,881,304.22	01/06/24
18	30316493	OF	Rochester	NY	Actual/360	4.990%	58,008.75	0.00	0.00	N/A	07/01/29	--	13,500,000.00	13,500,000.00	01/05/24
19	30502523	OF	New York	NY	Actual/360	3.914%	42,129.86	0.00	0.00	N/A	03/11/29	--	12,500,000.00	12,500,000.00	01/11/24
20	30316495	MU	Staten Island	NY	Actual/360	5.290%	55,574.39	0.00	0.00	N/A	06/06/29	--	12,200,000.00	12,200,000.00	01/06/24
21	30316496	RT	Miami Beach	FL	Actual/360	5.650%	59,356.39	0.00	0.00	N/A	07/11/29	--	12,200,000.00	12,200,000.00	01/11/24
22	30316498	OF	Atlanta	GA	Actual/360	4.180%	43,193.33	0.00	0.00	N/A	07/01/29	--	12,000,000.00	12,000,000.00	01/01/24
23	30316501	OF	Bradenton	FL	Actual/360	5.140%	49,627.77	0.00	0.00	N/A	07/06/24	--	11,212,500.00	11,212,500.00	01/06/24
24	30316502	RT	Niles	IL	Actual/360	4.188%	39,669.67	0.00	0.00	N/A	06/01/29	--	11,000,000.00	11,000,000.00	01/01/24
25	30316503	MF	Louisville	KY	Actual/360	4.540%	40,543.79	14,435.21	0.00	N/A	06/06/24	--	10,370,729.26	10,356,294.05	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30316504	LO	Menomonee Falls	WI	Actual/360	4.980%	42,469.70	14,518.14	0.00	N/A	06/06/29	--	9,903,545.23	9,889,027.09	01/06/24
27	30316505	IN	Fenton	MO	Actual/360	4.350%	36,477.71	15,976.72	0.00	N/A	07/06/29	--	9,738,209.07	9,722,232.35	01/06/24
28	30316506	MF	El Paso	TX	Actual/360	4.890%	42,403.09	0.00	0.00	N/A	06/06/29	--	10,070,000.00	10,070,000.00	01/06/24
29	30316507	LO	San Jose	CA	Actual/360	4.930%	42,452.78	0.00	0.00	N/A	04/01/29	--	10,000,000.00	10,000,000.00	01/01/24
30	30316508	RT	Austell	GA	Actual/360	5.800%	17,402.93	3,720.18	0.00	N/A	05/06/29	--	3,484,456.83	3,480,736.65	01/06/24
31	30316509	RT	Independence	MO	Actual/360	5.800%	16,097.71	3,441.17	0.00	N/A	05/06/29	--	3,223,122.44	3,219,681.27	01/06/24
32	30316510	RT	Indianapolis	IN	Actual/360	5.800%	12,302.90	2,629.96	0.00	N/A	05/06/29	--	2,463,317.56	2,460,687.60	01/06/24
33	30503235	Various Brooklyn		NY	Actual/360	5.100%	40,403.33	0.00	0.00	N/A	06/06/29	--	9,200,000.00	9,200,000.00	01/06/24
34	30316511	RT	Holly Springs	NC	Actual/360	4.020%	19,363.11	8,111.66	0.00	N/A	06/01/29	--	5,593,579.48	5,585,467.82	01/01/24
35	30316512	RT	Lewisburg	WV	Actual/360	4.020%	11,636.03	4,874.60	0.00	N/A	06/01/29	--	3,361,394.42	3,356,519.82	01/01/24
36	30316513	LO	Lawndale	CA	Actual/360	5.050%	36,463.03	12,126.31	0.00	N/A	06/01/29	--	8,384,984.05	8,372,857.74	01/01/24
37	30316514	OF	Tampa	FL	Actual/360	5.400%	37,519.58	9,368.24	0.00	N/A	06/06/24	--	8,068,727.75	8,059,359.51	01/06/24
38	30316515	RT	Mount Airy	MD	Actual/360	4.120%	28,382.22	0.00	0.00	N/A	06/01/29	--	8,000,000.00	8,000,000.00	01/01/24
39	30316516	RT	Indianapolis	IN	Actual/360	4.640%	31,619.83	0.00	0.00	N/A	07/01/29	--	7,913,750.00	7,913,750.00	01/01/24
40	30503236	LO	Sanford	FL	Actual/360	5.400%	29,181.82	12,779.14	0.00	N/A	07/01/29	--	6,275,660.45	6,262,881.31	01/01/24
41	30503251	RT	Sunnyside	WA	Actual/360	4.990%	27,324.87	8,065.03	0.00	N/A	06/06/29	--	6,359,140.53	6,351,075.50	01/06/24
42	30316517	IN	Brooklyn	NY	Actual/360	5.500%	28,813.05	8,093.24	0.00	N/A	05/06/29	--	6,083,694.81	6,075,601.57	09/06/20
43	30316518	RT	Cave Creek	AZ	Actual/360	4.078%	21,947.57	0.00	0.00	N/A	07/06/29	--	6,250,000.00	6,250,000.00	01/06/24
44	30316519	RT	Cave Creek	AZ	Actual/360	4.078%	21,947.57	0.00	0.00	N/A	07/06/29	--	6,250,000.00	6,250,000.00	01/06/24
45	30316520	RT	Las Vegas	NV	Actual/360	4.078%	20,718.51	0.00	0.00	N/A	07/06/29	--	5,900,000.00	5,900,000.00	01/06/24
46	30316521	MU	Winston Salem	NC	Actual/360	4.600%	20,897.93	6,784.87	0.00	N/A	06/06/29	--	5,275,775.73	5,268,990.86	01/06/24
47	30316522	IN	Katy	TX	Actual/360	4.520%	20,492.55	0.00	0.00	N/A	05/01/29	--	5,265,000.00	5,265,000.00	01/01/24
48	30316523	LO	Oneonta	NY	Actual/360	5.700%	19,956.48	8,217.50	0.00	N/A	02/06/29	--	4,065,836.35	4,057,618.85	01/06/24
49	30316524	MU	New York	NY	Actual/360	4.780%	16,876.06	0.00	0.00	N/A	06/01/29	--	4,100,000.00	4,100,000.00	01/01/24
50	30316525	MF	Pontiac	MI	Actual/360	5.100%	17,108.47	4,826.70	0.00	N/A	06/06/29	--	3,895,667.14	3,890,840.44	01/06/24
51	30316526	IN	Baltimore	MD	Actual/360	4.800%	14,657.62	5,017.33	0.00	N/A	06/01/29	--	3,546,198.40	3,541,181.07	01/01/24
52	30316527	MF	Windham	CT	Actual/360	4.310%	13,175.43	0.00	0.00	N/A	06/01/29	--	3,550,000.00	3,550,000.00	01/01/24
53	30316528	SS	North Canton	OH	Actual/360	4.520%	10,641.76	4,086.60	0.00	N/A	06/01/29	--	2,734,108.80	2,730,022.20	01/01/24
Totals							2,776,347.27	414,057.48	0.00				730,392,270.02	729,978,212.54
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A11	80,081,595.92	77,022,156.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A16	80,081,595.92	77,022,156.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	22,967,445.59	23,505,054.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	22,967,445.59	23,505,054.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	9,232,457.78	9,608,579.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	9,232,457.78	9,608,579.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,459,555.56	4,874,361.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,710,315.81	8,812,505.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,211,831.41	2,124,097.53	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	14,227,609.16	16,064,034.44	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,949,580.12	3,000,058.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,368,360.45	2,510,061.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,617,298.12	2,437,347.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,268,818.37	3,384,160.98	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,856,527.10	4,181,870.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,543,828.33	945,933.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,642,230.00	1,499,024.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	810,249.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,972,352.24	1,655,809.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	862,143.34	472,236.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,833,865.55	1,458,897.71	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	55,379,778.20	55,551,223.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,141,678.61	1,287,352.30	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	8,248.48	0.00
21	845,293.47	941,028.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	42,327.54	0.00
22	2,521,217.00	2,059,360.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,388,087.91	1,361,510.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,711,951.25	1,821,363.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,064,126.35	1,022,755.49	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	5,543.89	0.00
28	1,209,890.76	1,118,799.66	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,490,689.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	354,538.80	409,822.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	288,249.94	293,607.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	246,295.33	268,635.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	618,682.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	825,927.81	845,418.64	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	335,148.40	463,597.70	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,206,357.25	1,493,600.18	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	635,821.17	486,516.49	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,013,090.45	1,048,949.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	836,219.00	844,011.85	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,467,617.13	864,633.28	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	30,503.65	0.00
41	632,856.91	557,985.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	551,890.80	479,856.08	01/01/23	06/30/23	06/06/23	0.00	0.00	36,816.08	1,475,196.60	117,850.27	0.00
43	751,619.68	676,681.53	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	686,529.01	714,304.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	552,497.37	549,812.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	620,886.51	655,334.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	504,210.00	559,062.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	814,842.80	1,106,301.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	208,343.35	378,075.66	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	447,918.21	395,880.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	379,628.66	398,685.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	402,256.36	436,169.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	287,534.90	269,695.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	363,319,237.97	353,052,010.49				0.00	0.00	36,816.08	1,475,196.60	204,473.83	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	1	6,075,601.57	1	6,075,601.57	0	0.00	0	0.00	0	0.00	0	0.00	4.414132%	4.392157%	63
12/15/23	0	0.00	0	0.00	1	6,083,694.81	1	6,083,694.81	0	0.00	0	0.00	0	0.00	0	0.00	4.414265%	4.392289%	64
11/17/23	0	0.00	0	0.00	1	6,092,676.33	1	6,092,676.33	0	0.00	0	0.00	0	0.00	0	0.00	4.414412%	4.392435%	65
10/17/23	0	0.00	0	0.00	1	6,100,689.08	1	6,100,689.08	0	0.00	0	0.00	0	0.00	0	0.00	4.414544%	4.392565%	66
09/15/23	0	0.00	0	0.00	1	6,109,593.07	1	6,109,593.07	0	0.00	0	0.00	0	0.00	0	0.00	4.414689%	4.392709%	67
08/17/23	0	0.00	0	0.00	1	6,117,526.08	1	6,117,526.08	0	0.00	0	0.00	0	0.00	0	0.00	4.414819%	4.392838%	68
07/17/23	0	0.00	0	0.00	1	6,125,421.69	1	6,125,421.69	0	0.00	0	0.00	0	0.00	0	0.00	4.414948%	4.392966%	69
06/16/23	0	0.00	0	0.00	1	6,134,212.84	1	6,134,212.84	0	0.00	0	0.00	0	0.00	0	0.00	4.415090%	4.393108%	70
05/17/23	0	0.00	0	0.00	1	6,142,029.79	1	6,142,029.79	0	0.00	0	0.00	0	0.00	0	0.00	4.415218%	4.393234%	71
04/17/23	0	0.00	0	0.00	1	6,150,745.16	1	6,150,745.16	0	0.00	0	0.00	0	0.00	0	0.00	4.415359%	4.393374%	72
03/17/23	0	0.00	0	0.00	1	6,158,484.18	1	6,158,484.18	0	0.00	0	0.00	0	0.00	0	0.00	4.415485%	4.393499%	73
02/17/23	0	0.00	0	0.00	1	6,169,000.86	1	6,169,000.86	0	0.00	0	0.00	0	0.00	0	0.00	4.415654%	4.393666%	74
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
42	30316517	09/06/20	39	6	36,816.08	1,475,196.60	380,049.57	6,391,351.87	10/27/20	2	02/26/21	04/13/22
Totals					36,816.08	1,475,196.60	380,049.57	6,391,351.87

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		29,628,154	29,628,154		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		700,350,059	694,274,457		0	6,075,602

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	729,978,213	723,902,611	0	0	0	6,075,602
Dec-23	730,392,270	724,308,575	0	0	0	6,083,695
Nov-23	730,840,763	724,748,086	0	0	0	6,092,676
Oct-23	731,251,379	725,150,690	0	0	0	6,100,689
Sep-23	731,696,555	725,586,962	0	0	0	6,109,593
Aug-23	732,103,758	725,986,232	0	0	0	6,117,526
Jul-23	732,509,338	726,383,916	0	0	0	6,125,422
Jun-23	732,949,658	726,815,445	0	0	0	6,134,213
May-23	733,351,864	727,209,834	0	0	0	6,142,030
Apr-23	733,788,932	727,638,187	0	0	0	6,150,745
Mar-23	734,187,791	728,029,306	0	0	0	6,158,484
Feb-23	734,694,806	728,525,805	0	0	0	6,169,001
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
42	30316517	6,075,601.57	6,391,351.87	10,000,000.00	03/01/23	469,956.08	1.06000	06/30/23	05/06/29	303
Totals		6,075,601.57	6,391,351.87	10,000,000.00		469,956.08

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
42	30316517	IN	NY	10/27/20	2

1/11/2024 - Noteholder continues to await the referee report, which is expected to summarize their conclusions on the claims against Borrower. The judge is expected to then provide his ruling. Sedona Marble has paid post-receivership rent thru

Nov 2023, but pre-receivership rents still remain outstanding. Awaiting confirmation that Dec rent has been paid. Taxes & insurance are current. The MSJ was originally filed on 10/31/22 following the foreclosure complaint filing 4/13/22. Receiver was granted 7/7/22. SS filed a $1MM breach of lease suit against Sedona Marble and lease Guarantor on 10/25/22, which the judge ruled on 10/6/2023 granting Judgment against Tenant and Lease Guarantor. The foreclosure motion is fully submitted, and it is expected the judge w ill rule soon. The SS will continue to enforce remedies. Loan remains due for the Oct. 2020 payment.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A1	30316472	29,432,429.74	4.59000%	29,432,429.74	4.59000%	10	10/28/20	09/06/20	11/09/20
3A1	30316472	0.00	4.59000%	0.00	4.59000%	8	02/23/22	12/02/21	02/23/22
3A3	30316474	14,716,214.79	4.59000%	14,716,214.79	4.59000%	10	10/28/20	09/06/20	11/09/20
3A3	30316474	0.00	4.59000%	0.00	4.59000%	8	02/23/22	12/22/21	02/23/22
13	30316488	15,865,056.70	4.76000%	15,846,003.51	4.76000%	8	07/06/20	07/06/20	07/15/20
13	30316488	0.00	4.76000%	0.00	4.76000%	8	02/05/21	02/04/21	02/09/21
14	30316489	0.00	4.55000%	0.00	4.55000%	8	03/31/21	03/31/21	04/14/21
21	30316496	0.00	5.65000%	0.00	5.65000%	8	11/30/20	11/30/20	02/05/21
26	30316504	0.00	4.98000%	0.00	4.98000%	8	02/18/21	09/06/20	02/26/21
29	30316507	10,000,000.00	4.93000%	10,000,000.00	4.93000%	8	08/03/20	07/31/20	08/18/20
48	30316523	0.00	5.70000%	0.00	5.70000%	8	12/03/20	12/03/20	02/01/21
Totals		70,013,701.23		69,994,648.04
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	815.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	593.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	140.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	40.29	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14.32	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	1,549.89	0.00	0.00	0.00	54.61	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,104.50

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Supplemental Notes
None

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